Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase - Total for all business combinations [member]	Dec. 31, 2022 USD ($)
Business Combination (Details) - Schedule of the Acquisition-Date Fair Value of Each Major Class of Purchase [Line Items]
Cash	$ 2,600,000
Holdback payable	400,000
Fair value of 190,000 common shares of the Company	16,131,000
Total consideration	$ 19,131,000